Income Tax Expense	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Income Tax Expense
NOTE 7. INCOME TAX EXPENSE

(a)	Income Tax Expense

Current tax	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Current tax on profits for the fiscal year	—	—	—

Total current tax expense	—	—	—

Deferred income tax
Increase/(Decrease) in deferred tax assets	(5,296,889)	3,797,425	(1,730,865)
(Increase)/Decrease in deferred tax liabilities	5,296,889	(3,797,425)	1,730,865

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	—

(b)	Numerical reconciliation of income tax expense to prima facie tax expense

	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Loss before income tax expense	(79,304,563)	(61,434,165)	(42,716,625)
Tax at the Australian tax rate of 25% (2025 & 2024: 25%)	(19,826,141)	(15,358,541)	(10,679,156)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	397,444	290,886	449,072
Other non-deductible expenses	972,162	518,807	31,997
Non-assessable income	(823,871)	(1,252,948)	(930,697)
Deductible capital raising fee	(572,938)	(675,897)	(834,683)
Adjustment of current tax for prior period	—	—	—
Difference in overseas tax rates*	10,439,687	9,520,599	6,542,761

	(9,413,657)	(6,957,094)	(5,420,706)

Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	9,413,657	6,957,094	5,420,706

Income tax expense	—	—	—

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal years 2026, 2025 and 2024.

(c)	Tax losses

Deferred tax assets for unused tax losses not recognized comprises:	June 30, 2026 A$	June 30, 2025 A$	June 30, 2024 A$
Unused tax losses for which no deferred tax asset has been recognized	422,913,779	399,133,050	310,330,626
Total deferred tax assets for tax losses not recognized	62,835,821	61,624,110	58,586,607
The above potential tax benefit for tax losses has not been recognized in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2026 was $422,913,779 (2025: $399,133,050, 2024: $310,330,626). Utilization of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilize the losses.